Revenue and Cost of Sales	12 Months Ended
Dec. 31, 2023
Revenue and Cost of Sales [Abstract]
Revenue and cost of sales

NOTE 4: Revenue and cost of sales

Revenue

Thousands of $ For the years ended December 31	2023	2022	2021
Services	69,965	36,965	21,937
Royalties and other revenues	228	89	302
Total revenue	70,193	37,054	22,239

Revenues related to royalties, licenses and other revenues are generally recognized over time as described in Note 2.7.

The Company did not recognize any contract assets or contracts liabilities.

Total revenue for 2023 was $70.2 million, an increase of 89% as compared to total revenue of $37.1 million for 2022. 2023 revenues were comprised of $30.9 million from GPS, $24.8 million from Confirm mdx, $9.7 million from Resolve mdx, with the remaining revenues from Select mdx and other. Total revenue of $37.1 million for 2022 increased 67% compared to total revenue of $22.2 million for 2021. 2022 revenues were comprised of $21.8 million from Confirm mdx, $9.3 million from GPS, $4.9 million from Resolve mdx, with the remaining revenues from Select mdx and other.

Medicare

Reimbursement for diagnostic tests furnished to Medicare beneficiaries (typically patients aged 65 or older) is usually based on a fee schedule set by the U.S. Centers for Medicare & Medicaid Services (“CMS”), a division of the U.S. Department of Health and Human Services (“HHS”). As a Medicare-enrolled service provider, the Company bills the regional Medicare Administrative Contractor (“MAC”) for CMS that covers the region where the testing service is performed by the Company. The Confirm mdx test obtained a positive Medicare local coverage determination (“LCD”) in 2014, the GPS test obtained a positive Medicare coverage LCD in 2015, and the Select mdx test obtained a positive Medicare coverage LCD in 2023, each of which provides coverage for Medicare patients throughout the United States.

In 2023, Medicare represented the only payer generating over 10% of the Company’s revenues, for a total of $27.7 million (2022: $15.8 million; 2021: $8.5 million).

At the end of 2023, the Company had concluded agreements with 140 commercial payors for Confirm mdx (2022: 129; 2021: 119), 84 commercial payors for Select mdx (2022: 62; 2021: 54) and 62 commercial payors for GPS (2022:29; 2021: 0).

Segment revenue

The Company does not distinguish different business segments since most revenues are generated from clinical laboratory service testing, or the out-licensing of the Company’s patented DNA methylation platform and biomarkers. However, the Company does distinguish different geographical operating segments based on revenue since the revenues are generated both in United States of America and Europe.

In 2023, the Company earned 99.7% (2022: 99.8%; 2021: 98.6%) of its revenue from external customers from its clinical laboratory testing services and out-licensing of intellectual property. Although the Company is incorporated in Belgium, the 2023 revenues generated in Belgium were not material. In 2023, the clinical laboratory testing in the U.S. CLIA laboratories represented 99% of the Company’s revenue (2022: 99%; 2021: 97%), while the out-licensing of intellectual property revenue in Europe represented less than 1% (2022: less than 1%; 2021: 1.5%).

The amount of its revenue from external customers broken down by location is shown in the table below:

Thousands of $ For the years ended December 31	2023	2022	2021
United States of America	69,708	36,768	21,785
Europe	476	277	441
Rest of the world	9	9	13
Total segment revenue	70,193	37,054	22,239

At the end of 2023, 91% of the non-current assets were located in the US (2022: 93%; 2021: 38%) and the remaining 9% in Europe (2022: 7%; 2021: 62%). The increase in non-current assets located in the U.S. is mainly due to acquired intangible assets in the GPS business combination in 2022 as detailed in Note 3.

Cost of sales

Thousands of $ For the years ended December 31	2023	2022	2021
Cost of sales	26,264	17,835	11,675
Total cost sales	26,264	17,835	11,675

The costs of sales include the costs associated with providing testing services to third parties and include the cost of materials, labor (including salaries, bonuses, and benefits), transportation, collection kits, and allocated overhead costs associated with processing samples. Allocated overhead costs include depreciation of laboratory equipment, facility occupancy and information technology costs. Costs associated with processing samples are expensed when incurred, regardless of the timing of revenue recognition. Amortization of intangible assets are excluded from cost of sales and are presented separately in the statement of profit or loss, as further detailed in Note 5.